Write-down and Loss on Sale of Assets (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets		$ 10,400,000	$ 9,400,000
Proceeds from Sale of Property, Plant, and Equipment		23,000,000	68,400,000	$ 56,700,000
Operating Lease, Impairment Loss			1,100,000	700,000
Gain (loss) on sale and (write-down) of assets (note 13)		$ 10,360,000	$ 8,888,000	$ (92,368,000)
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 23,500,000
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of Vessels agreed to be sold | vessel				1
Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Asset Impairment Charges				$ 4,600,000
Number of Vessels agreed to be sold | vessel				2
Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Asset Impairment Charges				$ 85,000,000
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				3
LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				4
LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets				$ 2,100,000
Number Of Vessels Sold		1	3	4
Reversal of Asset Impairment Charges			$ 600,000
LR2 and Aframax Tankers | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	1
Suezmax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			1